Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Annual Minimum Future Lease Payments

2013	$1,033
2014	952
2015	835
2016	461
2017	330
2018	110

$3,721